Subsequent Events (Details) (USD $)	3 Months Ended				6 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended
	Sep. 30, 2013	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Jun. 30, 2013 property	Jun. 30, 2012 property	Jul. 29, 2013 Subsequent Event [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] property	Dec. 31, 2012 Changes Reflected In Previous Adjustment [Member] Subsequent Event [Member] property	Jun. 30, 2013 Changes Reflected In The Current Adjustment [Member] Subsequent Event [Member] property	Dec. 31, 2012 Changes Reflected In The Current Adjustment [Member] Subsequent Event [Member] property	Apr. 18, 2013 Super Eight, Fort Madison, Iowa [Member]	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member]	Jun. 30, 2013 Great Western Bank [Member]	May 31, 2013 Maximum [Member]	May 31, 2013 Minimum [Member]
Subsequent Event [Line Items]
Number of hotels held for sale		26		26	26			22
Additional Number Of Hotels Classified As Held For Sale									7		8
Number of hotels reclassified as held for use											1
Number of hotels sold		8	2	13	10	15				10
Required Minimum Before Dividend Fixed Charge Coverage Ratio	120.00%
Line Of Credit Payment For Waver For Covenant Non Compliance		$ 107,500
After Dividend Fixed Charge Coverage Ratio		88.00%
Required Minimum After Dividend Fixed Charge Coverage Ratio		95.00%
Proceeds from sale of property held for sale												1,100,000	1,700,000
Line of credit, current available amount														$ 12,050,000
Debt service coverage ratio														117.00%
Number Of Shares Of Reverse Split To Combine Into One Share							8								8	4